Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instruments
Covenant compliance	As of December 31, 2017, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
$250 Million Senior Unsecured Notes | Minimum
Debt Instruments
Free cash liquidity requirement	$ 20,000